CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total	Cash	Services	Common Stock	Common Stock Cash	Common Stock Services	Additional Paid-In Capital	Additional Paid-In Capital Cash	Additional Paid-In Capital Services	Accumulated (Deficit)
Beginning Balance at Dec. 31, 2008	$ 99,603			$ 23,370,780			$ 890,000			$ (790,397)
Net loss	(1,218,707)
Common stock issued		1,195,500			3,541,162			1,195,500
Net loss	(1,218,706)									(1,218,706)
Ending Balance	76,397			26,911,942			2,085,500			(2,009,103)
Ending Balance at Dec. 31, 2009	76,396
Common shares issued in lieu of cash compensation to employees	129,065			3,336,408			129,065
Warrants issued for services rendered by non-employees	885,000						885,000
Fair value of warrants to purchase 1,400,000 shares of common stock, issued with $1,000,000 face value amount, 8% convertible debentures	790,131						790,131
Net loss	(4,055,905)									(4,055,905)
Common stock issued		2,270,000	247,432		5,184,831	2,881,434		2,270,000	247,432
Ending Balance at Dec. 31, 2010	$ 342,120			$ 38,314,615			$ 6,407,128			$ (6,065,008)